Subsequent Events (Details) - Schedule of subsequent events	12 Months Ended
Oct. 31, 2022 USD ($)
Shengzhou Baiyuan New Energy Vehicle Technology Co. [Member]
Variable Interest Entity [Line Items]
Status of the case	Pending
Amount involved (USD equivalent)	$ 1,949,750
Jiangsu Yakai Auto Sales & Service Co. [Member]
Variable Interest Entity [Line Items]
Status of the case	Out-of-court settled
Amount involved (USD equivalent)	$ 251,410
Hangzhou Shicheng Auto Trading Co. [Member]
Variable Interest Entity [Line Items]
Status of the case	Successful
Amount involved (USD equivalent)	$ 279,905
Nanning Huangyang Auto Sales Co. [Member]
Variable Interest Entity [Line Items]
Status of the case	Successful
Amount involved (USD equivalent)	$ 170,458
Other suppliers [Member]
Variable Interest Entity [Line Items]
Status of the case	Pending
Amount involved (USD equivalent)	$ 100,220
Total	$ 2,751,743